Stock Options and Warrants (Details) - Schedule of the company’s stock option activity and related - Stock Options [Member] - $ / shares	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock Options and Warrants (Details) - Schedule of the company’s stock option activity and related [Line Items]
Options outstanding - beginning of year (in Shares)		768,233,332	429,675,799	429,675,799
Weighted average exercise price outstanding - beginning of year		$ 0.0052	$ 0.0052	$ 0.0052
Options granted (in Shares)		122,500,000	368,000,000
Weighted average exercise price granted		$ 0.0068	$ 0.0068
Options exercised (in Shares)		(1,000,000)	(11,442,467)
Weighted average exercise price exercised		$ 0.0019	$ 0.0075
Options Fforfeited (in Shares)	600,000				1,200,000
Weighted average exercise price forfeited
Options outstanding - end of year (in Shares)		889,733,332	786,233,332	768,233,332	429,675,799
Weighted average exercise price outstanding - end of year		$ 0.0092	$ 0.0058	$ 0.0052	$ 0.0052
Options exercisable at the end of year (in Shares)		575,827,396	321,460,729
Weighted average exercise price exercisable at the end of year		$ 0.0068	$ 0.0069	$ 0.005	$ 0.0454
Weighted average fair value of options granted during the year		$ 2,580,600	$ 2,502,400